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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21792

                      AIM Core Allocation Portfolio Series
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/06

Item 1.  Schedule of Investments.

                     AIM CORE ALLOCATION PORTFOLIO SERIES
                            SERIES C AND SERIES M
           Quarterly Schedule of Portfolio Holdings - May 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com          PAMCAPS-QTR-1 5/06              A I M Advisors, Inc.

F I N A N C I A L S


SERIES C
SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)


                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ----------  ----------
BONDS & NOTES--41.31%
BROADCASTING & CABLE TV--1.85%
Comcast Corp., Unsec. Gtd. Notes,
  6.45%, 03/15/37(a)                                      $  315,000  $  295,854
                                                                      ----------
CONSUMER FINANCE--5.02%
Capital One Bank, Sub. Notes,
  6.50%, 06/13/13(a)                                          45,000      46,486
                                                                      ----------
HSBC Finance Corp., Global Notes,
  4.75%, 05/15/09(a)                                         775,000     758,121
                                                                      ----------
                                                                         804,607
                                                                      ----------
ELECTRIC UTILITIES--0.38%
PPL Energy Supply LLC, Sr. Unsec
  Unsub. Note, 6.20%, 05/15/16(a)                             60,000      60,399
                                                                      ----------
HOUSEWARES & SPECIALTIES--2.51%
Fortune Brands Inc.,
  Notes,
  5.88%, 01/15/36(a)                                         440,000     398,248
  Sr. Unsec. Unsub. Notes,
  5.38%, 01/15/16(a)                                           5,000       4,740
                                                                      ----------
                                                                         402,988
                                                                      ----------
INTEGRATED TELECOMMUNICATION
  SERVICES--6.25%
BellSouth Corp., Global Bonds,
  5.20%, 09/15/14(a)                                          25,000      23,587
British Telecommunications PLC (United Kingdom),
  Global Bonds,
  8.88%, 12/15/30(a)                                         320,000     395,735
  Global Notes,
  8.38%, 12/15/10(a)                                          15,000      16,573
Citizens Communications Co., Sr
  Unsec. Unsub. Global Notes,
  9.00%, 08/15/31(a)                                         500,000     525,625
Telecom Italia Capital (Italy),
  Global Notes, 5.25%, 10/01/15(a)                            45,000      41,356
                                                                      ----------
                                                                       1,002,876
                                                                      ----------
INVESTMENT BANKING & BROKERAGE--2.06%
Goldman Sachs Group Inc., Sub.
  Global Notes, 6.45%, 05/01/36(a)                           145,000     140,144
Merrill Lynch & Co. Inc., Unsec
  Sub. Notes, 6.05%, 05/16/16(a)                             190,000     190,023
                                                                      ----------
                                                                         330,167
                                                                      ----------


                                                           PRINCIPAL
                                                            AMOUNT      VALUE
                                                          ----------  ----------
MULTI-UTILITIES--3.62%
Dominion Resources Inc. - Series C,
  Sr. Unsec. Unsub. Notes, 5.15%,
  07/15/15(a)                                             $  350,000  $  325,696
Pacific Gas & Electric Co., Unsec
  Bonds, 6.05%, 03/01/34(a)                                  270,000     255,417
                                                                      ----------
                                                                         581,113
                                                                      ----------
OIL & GAS EXPLORATION & PRODUCTION--4.06%
XTO Energy Inc.,
  Sr. Unsec. Notes,
  6.10%, 04/01/36(a)                                         655,000     613,309
  Unsec. Global Notes,
  5.00%, 01/31/15(a)                                          40,000      37,172
                                                                      ----------
                                                                         650,481
                                                                      ----------
OIL & GAS REFINING & MARKETING--4.51%
Kaneb Pipe Line Operating
  Partnership L.P., Sr. Unsec
  Notes, 5.88%, 06/01/13(a)                                  730,000     722,510
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL
  SERVICES--1.95%
Residential Capital Corp., Sr
  Global Notes, 6.50%, 04/17/13(a)                           320,000     313,411
                                                                      ----------
PHARMACEUTICALS--4.43%
Wyeth, Unsec. Global Notes, 5.50%,
  02/15/16(a)                                                740,000     711,014
                                                                      ----------
RESIDENTIAL REIT'S--4.29%
ERP Operating L.P., Unsec. Unsub
  Notes, 5.13%, 03/15/16(a)                                  740,000     688,518
                                                                      ----------
SOVEREIGN DEBT--0.38%
United Mexican States, Global
  Notes, 5.63%, 01/15/17(a)                                   66,000      61,651
                                                                      ----------
    Total Bonds & Notes
      (Cost $6,762,257)                                                6,625,589
                                                                      ----------

U.S. MORTGAGE-BACKED SECURITIES--34.33%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--34.33%
  Pass Through Ctfs., TBA,
  5.00%, 06/01/36(a)(b)                                    2,000,000   1,876,250
  5.50%, 06/01/36(a)(b)                                    1,900,000   1,829,937
  6.00%, 06/01/36(a)(b)                                      800,000     790,250
  6.50%, 06/01/36(a)(b)                                    1,000,000   1,009,063
                                                                      ----------
    Total U.S. Mortgage-Backed Securities
      (Cost $5,523,406)                                                5,505,500
                                                                      ----------


                                                         PRINCIPAL
                                                          AMOUNT          VALUE
                                                        ----------     ----------
U.S. TREASURY SECURITIES--22.26%
U.S. TREASURY BILLS--0.69%
   4.39%, 06/29/06(c)                                   $    6,000(d)  $    5,979
   4.53%, 06/29/06(c)                                       50,000(d)      49,822
   4.54%, 06/29/06(c)                                       15,000(d)      14,947
   4.63%, 06/29/06(c)                                       40,000(d)      39,858
                                                                       ----------
                                                                          110,606
                                                                       ----------
U.S. TREASURY NOTES--11.30%
   4.88%, 02/15/12(a)                                       75,000         74,438
   4.00%, 11/15/12(a)                                      655,000        616,827
   4.25%, 08/15/14(a)                                    1,190,000      1,122,134
                                                                       ----------
                                                                        1,813,399
                                                                       ----------
U.S. TREASURY BONDS--10.27%
   7.25%, 05/15/16(a)                                      300,000        348,000
   6.00%, 02/15/26(a)                                      130,000        140,197
   5.25%, 02/15/29(a)                                    1,170,000      1,158,487
                                                                       ----------
                                                                        1,646,684
                                                                       ----------
    Total U.S. Treasury Securities
      (Cost $3,590,855)                                                 3,570,689
                                                                       ----------

U.S. GOVERNMENT AGENCY SECURITIES--15.02%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--15.02%
 Global Notes ,  4.13%, 05/15/10(a)                      2,500,000      2,393,600
 Unsec. Global Notes , 5.38%,
  11/15/11(a)                                               15,000         14,975
                                                                       ----------
    Total U.S. Government Agency Securities
      (Cost $2,414,443)                                                 2,408,575
                                                                       ----------

ASSET-BACKED SECURITIES--0.50%
ELECTRIC UTILITIES--0.50%
Nevada Power Co.,  6.50%, 05/15/18
  (Acquired 05/09/06; Cost $79,763)
  (a)(e)                                                    80,000         79,637
                                                                       ----------

                                                              SHARES
                                                           ---------
MONEY MARKET FUNDS--20.44%
Liquid Assets
  Portfolio-Institutional Class (f)                        1,638,669      1,638,669
                                                                       ------------
STIC Prime Portfolio-Institutional
  Class (f)                                                1,638,669      1,638,669
                                                                       ------------
    Total Money Market Funds
      (Cost $3,277,338)                                                   3,277,338
                                                                       ------------
TOTAL INVESTMENTS--133.86%
  (Cost $21,648,062)                                                     21,467,328
                                                                       ------------
OTHER ASSETS LESS LIABILITIES--(33.86)%                                 (5,430,004)
                                                                       ------------
NET ASSETS--100.00%                                                    $ 16,037,324
                                                                       ============

Investment Abbreviations:

Ctfs.      --Certificates

Gtd.       --Guaranteed

REIT       --Real Estate Investment Trust

Sr.        --Senior

Sub.       --Subordinated

TBA        --To Be Announced

Unsec.     --Unsecured

Unsub.     --Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at May 31, 2006 was $18,079,384, which represented 112.73% of the Fund's Net Assets. See Note 1A.

(b) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) Principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The value of this security at May 31, 2006 represented 0.50% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SERIES C

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

SERIES C

B.       SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- (CONTINUED)

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, the transactions are accounted for as purchases and sales. Gain or losses are realized at the time of sale. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

                  Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

F. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

SERIES C

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period December 30, 2005 (date operations commenced) through May 31, 2006.

                                                                   CHANGE IN
                                                                   UNREALIZED                                      REALIZED
                    VALUE         PURCHASES       PROCEEDS       APPRECIATION       VALUE         DIVIDEND           GAIN
FUND              12/30/05         AT COST       FROM SALES     (DEPRECIATION)     05/31/06        INCOME           (LOSS)
----           --------------  --------------  ---------------  --------------  --------------  --------------  --------------
Liquid Assets
Portfolio-
Institutional
Class          $           --  $    2,560,540  $     (921,871)  $           --  $    1,638,669  $        3,301  $           --
               --------------  --------------  ---------------  --------------  --------------  --------------  --------------
STIC Prime
Portfolio-
Institutional
Class                      --       2,560,640        (921,871)              --       1,638,669           3,332              --
               --------------  --------------  ---------------  --------------  --------------  --------------  --------------
   TOTAL       $           --  $    5,121,080  $   (1,843,742)  $           --  $    3,277,338  $        6,633  $           --
               ==============  ==============  ===============  ==============  ==============  ==============  ==============

NOTE 3 -- FUTURES CONTRACTS

On May 31, 2006, $111,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                 OPEN FUTURES CONTRACTS AT PERIOD END

                                                                                UNREALIZED
                                     NUMBER OF     MONTH/          VALUE       APPRECIATION
          CONTRACT                   CONTRACTS   COMMITMENT       05/31/06    (DEPRECIATION)
          --------                   ---------   ----------   --------------  ---------------
Canadian Dollar                          18      Sep-06/Long  $    1,638,900  $       (1,083)
                                                              --------------  ---------------
Japanese Yen                             15      Jun-06/Long       1,668,375         (10,171)
                                                              --------------  ---------------
U.S. Treasury 10 Year Notes              30      Sep-06/Long       3,147,656         (12,252)
                                                              --------------  ---------------
U.S. Treasury 20 Year Bond                4     Jun-06/Short         425,625            (634)
                                                              --------------  ---------------
Australia 3 Year Bond                    18     Jun-06/Short       1,815,192          (3,358)
                                                              ==============  ===============
                                                              $    8,695,748  $      (27,498)
                                                              ______________  _______________
                                                              ==============  ===============

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period December 30, 2005 (date operations commenced) through May 31, 2006 was $25,923,056 and $12,961,707, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                $     856
Aggregate unrealized (depreciation) of investment securities               (181,590)
                                                                          ---------
Net unrealized appreciation (depreciation) of investment securities       $(180,734)
                                                                          =========
Investments have the same cost for tax and financial statement purposes

SERIES M

SCHEDULE OF INVESTMENTS
May 31, 2006
(Unaudited)


                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                        ----------     ----------
U.S. MORTGAGE-BACKED SECURITIES--48.02%
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)--48.02%
  Pass Through Ctfs.,
  5.50%, 11/01/34 to 02/01/35(a)                        $1,059,000     $1,023,071
  5.00%, 02/01/35(a)                                     1,391,000      1,309,399
  Pass Through Ctfs., TBA,
  5.00%, 06/01/36(a)(b)                                  2,000,000      1,876,250
  5.50%, 06/01/36(a)(b)                                  1,900,000      1,829,937
  6.00%, 06/01/36(a)(b)                                    800,000        790,250
  6.50%, 06/01/36(a)(b)                                  1,000,000      1,009,062
                                                                       ----------
    Total U.S. Mortgage-Backed Securities
      (Cost $7,879,537)                                                 7,837,969
                                                                       ----------
ASSET-BACKED SECURITIES--31.29%
COLLATERALIZED MORTGAGE
  OBLIGATIONS--31.29%
Banc of America Commercial Mortgage
  Inc.-Series 2006-1, Class A4, Pass
  Through Ctfs., 5.37%, 09/10/45(a)(c)                     125,000        120,758
                                                                       ----------
Commercial Mortgage Pass
  Through Ctfs.-Series 2006-C7,
  Class A4, Pass Through Ctfs.,
  5.77%, 06/10/46(c)(d)                                  1,600,000      1,607,890
                                                                       ----------
Federal Home Loan Mortgage Corp. (FHLMC),
  -Series 2405, Class PE,
  6.00%, 01/15/17(a)                                       750,000        760,147
                                                                       ----------
  -Series 2425, Class JH,
  6.00%, 03/15/17(a)                                       750,000        756,473
                                                                       ----------
JPMorgan Mortgage Trust-Series
  2006-A3, Class 2A3, Pass
  Through Ctfs., 5.65%,
  05/25/36(a)(c)                                           750,000        741,335
                                                                       ----------
Lehman Brothers Floating Rate
  Commercial Mortgage
  Trust-Series 2006-CCL, Class
  L, Floating Rate Pass Through
  Ctfs., 7.03%, 01/15/21
  (Acquired 03/31/06; Cost
  $120,000)(c)(e)                                          120,000        120,000
                                                                       ----------
Morgan Stanley Capital I-Series
  2006-IQ11, Class A4, Pass
  Through Ctfs., 5.78%,
  10/15/42(c)                                            1,000,000      1,001,250
                                                                       ----------
    Total Asset-Backed Securities
      (Cost $5,126,112)                                                 5,107,853
                                                                       ----------

U.S. TREASURY SECURITIES--30.54%
U.S. TREASURY BILLS--0.62%
   4.39%, 06/29/06(f)                                        7,000(g)       6,975
   4.55%, 06/29/06(f)                                       40,000(g)      39,858
   4.57%, 06/29/06(f)                                       10,000(g)       9,965
                                                                       ----------

                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                        ----------     ----------
U.S. TREASURY BILLS--(CONTINUED)
   4.58%, 06/29/06(f)                                   $   30,000(g)  $   29,893
                                                                       ----------
   4.66%, 06/29/06(f)                                       15,000(g)      14,947
                                                                       ----------
                                                                          101,638
                                                                       ----------
U.S. TREASURY NOTES--19.06%
   4.88%, 02/15/12(a)                                    3,135,000      3,111,488
                                                                       ----------
U.S. TREASURY BONDS--1.52%
   5.25%, 02/15/29(a)                                      250,000        247,540
                                                                       ----------
U.S. TREASURY INFLATION - INDEXED
  BONDS--9.34%
   2.01%, 01/15/16(a)                                    1,584,608(h)   1,525,080
                                                                       ----------
    Total U.S. Treasury Securities
      (Cost $5,035,919)                                                 4,985,746
                                                                       ----------
U.S. GOVERNMENT AGENCY SECURITIES--11.73%
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)--11.73%
  Global Notes , 4.13%, 05/15/10
  (Cost $1,919,115)(a)                                   2,000,000      1,914,880
                                                                       ----------
BONDS & NOTES--0.28%
INVESTMENT BANKING & BROKERAGE--0.28%
Merrill Lynch & Co. Inc.,
  Unsec. Sub. Notes, 6.05%,
  05/16/16
  (Cost $44,917)(a)                                         45,000         45,005
                                                                       ----------

                                                          SHARES
                                                        ------------
MONEY MARKET FUNDS--13.14%
Liquid Assets
  Portfolio-Institutional Class
  (i)                                                      1,072,411      1,072,411
                                                                       ------------
STIC Prime Portfolio-Institutional
  Class (i)                                                1,072,411      1,072,411
                                                                       ------------
    Total Money Market Funds
      (Cost $2,144,822)                                                   2,144,822
                                                                       ------------
TOTAL INVESTMENTS--135.00%
  (Cost $22,150,422)                                                     22,036,275
                                                                       ------------
OTHER ASSETS LESS LIABILITIES--(35.00)%                                  (5,712,859)
                                                                       ------------
NET ASSETS--100.00%                                                    $ 16,323,416
                                                                       ============

Investment Abbreviations:

Ctfs       --Certificates

TBA        --To Be Announced

Sub        --Subordinated

Unsec.     --Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at May 31, 2006 was $17,060,675, which represented 104.52% of the Fund's Net Assets. See Note 1A.

(b) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See note 1D.

(c) Interest rate is redetermined monthly. Rate shown is the rate in effect on May 31, 2006.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at May 31, 2006 represented 9.85% of the Fund's Net Assets. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at May 31, 2006 represented 0.74% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(h) Principal amount of security and interest payments are adjusted for inflation.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SERIES M

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

SERIES M
         value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

                  Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, the transactions are accounted for as purchases and sales. Gain or losses are realized at the time of sale. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

                  Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's

SERIES M
         obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

F. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period December 30, 2005 (date operations commenced) through May 31, 2006.

                                                                  CHANGE IN
                                                                  UNREALIZED                                      REALIZED
                     VALUE        PURCHASES        PROCEEDS      APPRECIATION       VALUE        DIVIDEND           GAIN
FUND               12/30/05        AT COST        FROM SALES    (DEPRECIATION)     05/31/06       INCOME           (LOSS)
----           --------------  --------------  ---------------  ---------------  ----------  -----------------  --------------
Liquid Assets
Portfolio-
Institutional
Class          $           --  $    2,353,935  $   (1,281,524)  $           --   $1,072,411  $           2,892  $           --
               --------------  --------------  ---------------  ---------------  ----------  -----------------  --------------
STIC Prime
Portfolio-
Institutional
Class                      --       2,353,935      (1,281,524)              --    1,072,411              2,920              --
               --------------  --------------  ---------------  ---------------  ----------  -----------------  --------------
   TOTAL       $           --  $    4,707,870  $   (2,563,048)  $           --   $2,144,822  $           5,812  $           --
               ==============  ==============  ===============  ===============  ==========  =================  ==============

NOTE 3 -- FUTURES CONTRACTS

On May 31, 2006, $102,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                     OPEN FUTURES CONTRACTS AT PERIOD END
                                                                                       UNREALIZED
                                         NUMBER OF       MONTH/         VALUE         APPRECIATION
            CONTRACT                     CONTRACTS     COMMITMENT      05/31/06      (DEPRECIATION)
            --------                     ---------   -------------  --------------   --------------
U.S. Long Bond                                  44   June-06/Short  $   (4,681,875)  $       34,439
                                                                    --------------   --------------
Japanese Government 10 Year Bonds*               1   June-06/Short      (1,187,561)         (15,899)
                                                                    ==============   ==============
                                                                    $   (5,869,436)  $       18,540
                                                                    ______________   ______________
                                                                    ==============   ==============

* Subsequent to the period end, due to an investment restriction, the contract was sold.

SERIES M

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period December 30, 2005 (date operations commenced) through May 31, 2006 was $23,859,320 and $9,435,521, respectively. In a fund's initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                 $   1,482
Aggregate unrealized (depreciation) of investment securities                (115,629)
                                                                           ---------
Net unrealized appreciation of investment securities                       $(114,147)
                                                                           =========
Cost of investments is the same for tax and financial statement purposes

Item 2. Controls and Procedures.

     (a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM CORE ALLOCATION PORTFOLIO SERIES


By: /s/ Robert H. Graham
    ----------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    ----------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 28, 2006


By: /s/ Sidney M. Dilgren
    ----------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 28, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.